(Losses)/Earnings Per Share - Summary of (Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	$ (0.0328)	$ (0.0439)	$ (0.1078)	$ (0.1299)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(0.0328)	(0.0439)	(0.1078)	(0.1299)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(0.0328)	(0.0439)	(0.1078)	(0.1299)
Total basic (losses) per share attributable to the ordinary equity holders of the company	$ (0.0328)	$ (0.0439)	$ (0.1078)	$ (0.1299)
(c) Reconciliation of (losses) used in calculating (losses) per share
From continuing operations	$ (21,302)	$ (26,515)	$ (69,892)	$ (76,751)
Used in calculating basic (losses) per share	(21,302)	(26,515)	(69,892)	(76,751)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (21,302)	$ (26,515)	$ (69,892)	$ (76,751)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	649,559,952	604,448,893	648,563,467	590,987,164
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	649,559,952	604,448,893	648,563,467	590,987,164